Fees Summary	Aug. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,200,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	183,720.00
Total Offset Amount	75,329.09
Net Fee	$ 108,390.91